Subsequent Event	12 Months Ended
Jun. 30, 2022
Subsequent Event
Subsequent Event
19.	Subsequent Event
On August 18, 2022, the Company issued 150,000 common shares for the exercise of stock options with an exercise price of $0.75 per share.